PORTFOLIO OF INVESTMENTS
VY® Morgan Stanley Global Franchise Portfolio	as of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	France: 7.7%
16,682	L'Oreal S.A.	$7,454,262	2.3
8,286	LVMH Moet Hennessy Louis Vuitton SE	7,605,823	2.3
45,482	Pernod Ricard SA	10,298,575	3.1
		25,358,660	7.7

	Germany: 5.9%
153,006	SAP SE	19,320,232	5.9

	Italy: 0.7%
176,292	Davide Campari-Milano NV	2,151,096	0.7

	Netherlands: 2.6%
79,861	Heineken NV	8,581,168	2.6

	United Kingdom: 10.6%
138,036	Experian PLC	4,545,188	1.4
257,612	Reckitt Benckiser Group PLC	19,598,377	6.0
66,489	Relx PLC (EUR Exchange)	2,153,463	0.7
255,009	Relx PLC (GBP Exchange)	8,258,914	2.5
		34,555,942	10.6

	United States: 70.7%
110,082	Abbott Laboratories	11,146,903	3.4
55,549	Accenture PLC	15,876,460	4.8
24,274	Aon PLC	7,653,349	2.3
7,683	Arthur J. Gallagher & Co.	1,469,835	0.4
35,905	Automatic Data Processing, Inc.	7,993,530	2.4
50,058	Baxter International, Inc.	2,030,352	0.6
43,144	Becton Dickinson & Co.	10,679,866	3.3
29,421	Broadridge Financial Solutions, Inc. ADR	4,312,236	1.3
24,736	CDW Corp.	4,820,799	1.5
91,993	Coca-Cola Co.	5,706,326	1.7
64,966	Danaher Corp.	16,374,031	5.0
30,690	Equifax, Inc.	6,225,160	1.9
119,199	Intercontinental Exchange, Inc.	12,431,264	3.8
108,616	Microsoft Corp.	31,313,993	9.6
13,780	Moody's Corp.	4,216,956	1.3
26,469	Nike, Inc. - Class B	3,246,158	1.0
67,935	Otis Worldwide Corp.	5,733,714	1.8
231,583	Philip Morris International, Inc.	22,521,447	6.9
60,463	Procter & Gamble Co.	8,990,243	2.7
17,740	Roper Technologies, Inc.	7,817,841	2.4
21,507	STERIS Public Ltd. Co.	4,113,859	1.3
26,031	Thermo Fisher Scientific, Inc.	15,003,487	4.6
81,051	Visa, Inc. - Class A	18,273,758	5.6
20,860	Zoetis, Inc.	3,471,938	1.1
		231,423,505	70.7

	Total Common Stock
	(Cost $237,539,462)	321,390,603	98.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
5,705,368	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $5,705,368)	5,705,368	1.7

	Total Short-Term Investments
	(Cost $5,705,368)	5,705,368	1.7

	Total Investments in Securities (Cost $243,244,830)	$327,095,971	99.9
	Assets in Excess of Other Liabilities	168,261	0.1
	Net Assets	$327,264,232	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of March 31, 2023.

Sector Diversification	Percentage of Net Assets
Consumer Staples	26.1%
Information Technology	24.2
Health Care	19.2
Financials	13.4
Industrials	12.0
Consumer Discretionary	3.3
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
VY® Morgan Stanley Global Franchise Portfolio	as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
France	$–	$25,358,660	$–	$25,358,660
Germany	–	19,320,232	–	19,320,232
Italy	–	2,151,096	–	2,151,096
Netherlands	–	8,581,168	–	8,581,168
United Kingdom	–	34,555,942	–	34,555,942
United States	231,423,505	–	–	231,423,505
Total Common Stock	231,423,505	89,967,098	–	321,390,603
Short-Term Investments	5,705,368	–	–	5,705,368
Total Investments, at fair value	$237,128,873	$89,967,098	$–	$327,095,971

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $244,255,326.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$89,162,093
Gross Unrealized Depreciation	(6,306,494)
Net Unrealized Appreciation	$82,855,599